Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Short-Term Bond Fund, Inc.-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
T. Rowe Price Short-Term Bond Fund, Inc.-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
T. Rowe Price Short-Term Bond Fund, Inc.-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
T. Rowe Price Short-Term Bond Fund, Inc.-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Ultra Short-Term Bond Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	183
Expense Example, with Redemption, 10 Years	416
T. Rowe Price Ultra Short-Term Bond Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
T. Rowe Price Ultra Short-Term Bond Fund-Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Short Duration Income Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	842
T. Rowe Price Short Duration Income Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	$ 642